Accounts and transactions with related parties - Summary of Accounts and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Accounts receivable -	$ 2,976	$ 2,527
Accounts payable -	1,624	1,228
Banco General, S.A.
Disclosure of transactions between related parties [line items]
Accounts receivable -	2,838	2,408
Panama Air Cargo Terminal
Disclosure of transactions between related parties [line items]
Accounts receivable -	138	119
Accounts payable -	560	658
Assa Compañía de Seguros, S.A.
Disclosure of transactions between related parties [line items]
Accounts payable -	686	496
Desarrollos Inmobiliarios del Este, S.A.
Disclosure of transactions between related parties [line items]
Accounts payable -	31	19
Galindo, Arias & López
Disclosure of transactions between related parties [line items]
Accounts payable -	330	24
Motta Internacional, S.A.
Disclosure of transactions between related parties [line items]
Accounts payable -	11	13
GBM International, Inc.
Disclosure of transactions between related parties [line items]
Accounts payable -	6	5
Global Brands, S.A.
Disclosure of transactions between related parties [line items]
Accounts payable -	$ 0	$ 13